FINANCIAL INSTRUMENTS - Financial assets and liabilities recognized at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets and liabilities recognized at fair value
Financial assets	$ 1,646,905	$ 879,011
Financial liabilities	6,976,974	4,695,856
At fair value
Financial assets and liabilities recognized at fair value
Financial assets	463,457	142,125
Financial liabilities	787	1,637
At fair value | Level 1
Financial assets and liabilities recognized at fair value
Financial assets	453,035	137,526
At fair value | Level 2
Financial assets and liabilities recognized at fair value
Financial assets	3,436	4,599
Financial liabilities	787	1,637
At fair value | Level 3
Financial assets and liabilities recognized at fair value
Financial assets	6,986
Other liabilities: Debt for acquisition of NYSSA | At fair value
Financial assets and liabilities recognized at fair value
Financial Liabilities, current	787	846
Financial liabilities, non-current		791
Other liabilities: Debt for acquisition of NYSSA | At fair value | Level 2
Financial assets and liabilities recognized at fair value
Financial Liabilities, current	787	846
Financial liabilities, non-current		791
Mutual Funds | At fair value
Financial assets and liabilities recognized at fair value
Financial assets, current	130,643	122,548
Mutual Funds | At fair value | Level 1
Financial assets and liabilities recognized at fair value
Financial assets, current	130,643	122,548
Government bonds | At fair value
Financial assets and liabilities recognized at fair value
Financial assets, current	322,392	14,978
Government bonds | At fair value | Level 1
Financial assets and liabilities recognized at fair value
Financial assets, current	322,392	14,978
Other receivables: Compensation received for company acquisitions | At fair value
Financial assets and liabilities recognized at fair value
Financial assets, current	1,378	1,419
Financial assets, non-current	1,890	3,180
Other receivables: Compensation received for company acquisitions | At fair value | Level 2
Financial assets and liabilities recognized at fair value
Financial assets, current	1,378	1,419
Financial assets, non-current	1,890	$ 3,180
Other receivables: Loans granted - fintech businesses | At fair value
Financial assets and liabilities recognized at fair value
Financial assets, current	6,986
Other receivables: Loans granted - fintech businesses | At fair value | Level 3
Financial assets and liabilities recognized at fair value
Financial assets, current	6,986
Other receivables: DFI
Financial assets and liabilities recognized at fair value
Financial assets	168
Other receivables: DFI | At fair value
Financial assets and liabilities recognized at fair value
Financial assets, current	168
Other receivables: DFI | At fair value | Level 2
Financial assets and liabilities recognized at fair value
Financial assets, current	$ 168